Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments
June 30, 2020 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 19.2%
$1,060,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	$1,071,350
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	1,532,339
1,290,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/24	1,356,476
815,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class B, 3.130%, 2/18/25	846,251
25,579	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass Through Certificates, Series 2004-R6, Class M1, 2.285%, (LIBOR USD 1-Month plus 2.10%), 7/25/34(a)	25,568
1,811,739	ARI Fleet Lease Trust, Series 2019-A, Class A2A, 2.410%, 11/15/27(b)	1,838,376
1,800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-1A, Class A, 3.450%, 3/20/23(b)	1,805,728
1,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	1,003,161
795,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class B, 2.430%, 5/20/22(b)(c)	800,661
890,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class C, 2.700%, 9/20/22(b)	895,494
1,250,000	Capital One Prime Auto Receivables Trust, Series 2019-2, Class A4, 1.960%, 2/18/25	1,292,621
300,000	CarMax Auto Owner Trust, Series 2017-3, Class B, 2.440%, 2/15/23	304,488
1,151,000	CarMax Auto Owner Trust, Series 2018-3, Class A4, 3.270%, 3/15/24	1,200,721
97,949	Chesapeake Funding II, LLC, Series 2017-2A, Class A1, 1.990%, 5/15/29(b)	98,380
485,300	Chesapeake Funding II, LLC, Series 2018-1A, Class A1, 3.040%, 4/15/30(b)	495,931
255,467	Chesapeake Funding II, LLC, Series 2018-2A, Class A1, 3.230%, 8/15/30(b)	260,210
854,163	Chesapeake Funding II, LLC, Series 2018-3A, Class A1, 3.390%, 1/15/31(b)	879,641
683,338	Chesapeake Funding II, LLC, Series 2019-1A, Class A1, 2.940%, 4/15/31(b)	693,668
30,495	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.010%, 6/25/37	30,976
905,972	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 1.160%, (LIBOR USD 1-Month plus 0.98%), 5/25/35(a)(c)	898,142
66,807	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 1.610%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	66,673
1,475,000	Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.890%, 10/15/24	1,524,206
2,966,000	Enterprise Fleet Financing, LLC, Series 2019-1, Class A3, 3.070%, 10/20/24(b)	3,069,028
518,000	Ford Credit Auto Owner Trust, Series 2017-B, Class B, 2.150%, 10/15/22	521,440
2,100,000	Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.620%, 8/15/28(b)	2,158,805
1,146,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	1,179,157
1,850,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/23	1,890,726
525,000	GreatAmerica Leasing Receivables Funding, LLC, Series 2020-1, Class A3, 1.760%, 8/15/23(b)	528,046

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$1,493,889	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(b)	$1,502,489
900,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	909,232
1,113,843	SoFi Professional Loan Program Trust, Series 2020-A, Class A1FX, 2.060%, 5/15/46(b)	1,123,490
181,256	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 1.385%, (LIBOR USD 1-Month plus 1.20%), 6/25/33(a)(b)	181,456
54,889	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 1.035%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	54,708
305,000	Wheels SPV 2, LLC, Series 2017-1A, Class A4, 2.400%, 4/20/26(b)	305,973
1,250,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(b)	1,285,349
72,074	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/22	72,137
	Total Asset Backed Securities
	(Cost $33,123,067)	33,703,097

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
61,776	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	64,166
244,442	Banc of America Funding Trust, Series 2004-C, Class 4A3, 1.090%, (LIBOR USD 1-Month plus 0.90%), 12/20/34(a)	241,261
1,343	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	1,342
331,096	Fannie Mae, Series 2014-76, Class BC, 3.000%, 5/25/37(c)	332,133
573,935	Fannie Mae, Series 2012-152, Class PC, 1.750%, 8/25/42	574,921
107,507	Fannie Mae, Series 2013-72, Class NA, 2.500%, 8/25/42	111,626
1,138,281	Fannie Mae, Series 2013-35, Class CB, 2.000%, 2/25/43	1,177,839
209,706	Freddie Mac, Series 4030, Class PD, 3.000%, 6/15/40	212,294
94,264	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(d)	95,206
648,361	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(d)	663,678
634,183	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(d)	647,409
	Total Collateralized Mortgage Obligations
	(Cost $4,053,130)	4,121,875

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.1%
1,743,610	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class A3, 3.391%, 5/15/45	1,780,728
1,623,000	COMM 2012-CCRE2 Mortgage Trust, Series 2012-CR2, Class A4, 3.147%, 8/15/45	1,668,628
454,000	COMM 2013-CCRE11 Mortgage Trust, Series 2013-CR11, Class A4, 4.258%, 8/10/50	493,150
458,739	COMM 2014-CCRE15 Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	460,107

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$750,000	DBUBS 2011-LC1 Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(b)(c)(d)	$754,619
104,906	DBUBS 2011-LC2 Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(b)	106,532
153,126	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	153,192
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	300,919
950,000	GS Mortgage Securities Trust, Series 2010-C2, Class A2, 5.162%, 12/10/43(b)(d)	957,713
587,634	GS Mortgage Securities Trust, Series 2014-GC24, Class AAB, 3.650%, 9/10/47	611,374
1,592,202	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.717%, 2/15/46(b)	1,609,447
1,100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.805%, 7/15/47	1,187,657
5,205	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	5,224
1,500,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A2, 2.454%, 11/15/49	1,518,831
1,396,830	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.091%, 8/10/49	1,439,458
1,145,137	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	1,156,665
250,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902%, 6/15/44(b)(d)	253,871
618,335	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.667%, 11/15/44	629,604
1,700,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	1,739,958
871,957	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(d)	882,690
	Total Commercial Mortgage-Backed Securities
	(Cost $17,829,240)	17,710,367

CORPORATE BONDS — 56.0%
	Aerospace & Defense — 1.0%
1,670,000	L3Harris Technologies, Inc., 4.950%, 2/15/21	1,690,565
	Automobiles — 1.5%
180,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	184,594
300,000	General Motors Financial Co., Inc., 1.618%, (LIBOR USD 3-Month plus 1.31%), 6/30/22(a)	293,926
1,200,000	Toyota Industries Corp., 3.110%, 3/12/22(b)	1,235,885
840,000	Toyota Motor Credit Corp., MTN, 2.900%, 3/30/23	889,265
		2,603,670
	Banks — 15.0%
2,625,000	Bank of America Corp., 3.004%, (LIBOR USD 3-Month plus 0.79%), 12/20/23(e)	2,757,326
800,000	Bank of Nova Scotia (The), 2.000%, 11/15/22	825,418
825,000	Barclays PLC, 4.610%, (LIBOR USD 3-Month plus 1.40%), 2/15/23(e)	868,651
950,000	BPCE SA, 4.000%, 4/15/24	1,052,873

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$800,000	Citigroup, Inc., 1.780%, (LIBOR USD 3-Month plus 1.43%), 9/1/23(a)	$808,120
1,000,000	Citigroup, Inc., 3.352%, (LIBOR USD 3-Month plus 0.90%), 4/24/25(e)	1,080,479
1,075,000	Citizens Bank NA/Providence RI, BKNT, 1.170%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)(c)	1,075,808
800,000	Cooperatieve Rabobank UA, 2.750%, 1/10/23	842,651
650,000	Credit Suisse AG, 2.800%, 4/8/22	674,356
625,000	DBS Group Holdings, Ltd., 2.850%, 4/16/22(b)	647,166
450,000	Fifth Third Bank N.A., BKNT, 1.800%, 1/30/23	462,046
1,000,000	Huntington National Bank (The), BKNT, 3.550%, 10/6/23	1,092,361
900,000	JPMorgan Chase & Co., 3.559%, (LIBOR USD 3-Month plus 0.73%), 4/23/24(e)	963,460
491,000	JPMorgan Chase & Co., Series I, 4.230%, (LIBOR USD 3-Month plus 3.47%),(d)(f)	446,957
1,200,000	KeyBank NA/Cleveland OH, BKNT, 1.250%, 3/10/23	1,218,136
1,000,000	Lloyds Banking Group PLC, 2.907%, (LIBOR USD 3-Month plus 0.81%), 11/7/23(e)	1,040,661
1,000,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	1,042,083
1,400,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/22	1,455,216
1,150,000	Morgan Stanley, Series F, 3.875%, 4/29/24	1,271,643
625,000	National Securities Clearing Corp., 1.200%, 4/23/23(b)	634,042
1,000,000	Nationwide Building Society, 2.000%, 1/27/23(b)	1,029,906
1,000,000	NatWest Markets PLC, 2.375%, 5/21/23(b)	1,023,746
400,000	Nordea Bank Abp, 1.000%, 6/9/23(b)	403,887
1,150,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	1,201,952
1,500,000	Toronto-Dominion Bank (The), MTN, 1.900%, 12/1/22	1,548,768
750,000	Zions Bancorp NA, 3.500%, 8/27/21	765,821
		26,233,533
	Beverages — 0.7%
1,200,000	Constellation Brands, Inc., 2.650%, 11/7/22	1,251,666
	Capital Goods — 0.6%
1,000,000	Caterpillar Financial Services Corp., MTN, 2.950%, 2/26/22	1,041,563
	Chemicals — 0.9%
515,000	Albemarle Corp., 1.442%, (LIBOR USD 3-Month plus 1.05%), 11/15/22(a)(b)	494,889
1,000,000	FMC Corp., 3.950%, 2/1/22	1,037,193
		1,532,082
	Communications Equipment — 0.0%
56,000	CommScope, Inc., 5.000%, 6/15/21(b)	56,000
	Construction Materials — 0.6%
1,055,000	Vulcan Materials Co., 1.000%, (LIBOR USD 3-Month plus 0.65%), 3/1/21(a)	1,049,335
	Diversified Financial Services — 5.0%
450,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.450%, 12/16/21	454,470
650,000	AIG Global Funding, 0.800%, 7/7/23(b)	650,046
211,000	Ally Financial, Inc., 7.500%, 9/15/20	213,079

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Financial Services — (continued)
$875,000	Avolon Holdings Funding, Ltd., 3.625%, 5/1/22(b)	$824,814
590,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(b)	627,963
1,200,000	ERAC USA Finance, LLC, 3.300%, 10/15/22(b)	1,242,290
750,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	764,523
1,200,000	Goldman Sachs Group, Inc. (The), 2.908%, (LIBOR USD 3-Month plus 1.05%), 6/5/23(e)	1,243,960
466,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	479,260
1,000,000	PayPal Holdings, Inc., 2.200%, 9/26/22	1,035,006
1,275,000	Penske Truck Leasing Co. L.P./PTL Finance Corp., 2.700%, 3/14/23(b)	1,304,904
		8,840,315
	Diversified Telecommunication Services — 1.6%
2,000,000	AT&T, Inc., 3.600%, 2/17/23	2,146,714
564,000	Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 4.738%, 3/20/25(b)	612,064
		2,758,778
	Electric Utilities — 3.8%
1,000,000	American Electric Power Co., Inc., Series I, 3.650%, 12/1/21(c)	1,042,873
1,000,000	Baltimore Gas and Electric Co., 2.800%, 8/15/22(c)	1,040,427
1,000,000	CenterPoint Energy, Inc., 3.850%, 2/1/24	1,093,329
1,240,000	Dominion Energy, Inc., STEP, 2.715%, 8/15/21	1,267,251
1,200,000	Duke Energy Corp., 3.050%, 8/15/22	1,249,445
960,000	Korea East-West Power Co., Ltd., 2.625%, 6/19/22(b)	992,083
		6,685,408
	Energy Equipment & Services — 3.0%
900,000	Energy Transfer Operating L.P., 4.250%, 3/15/23	950,749
1,100,000	Midwest Connector Capital Co., LLC, 3.625%, 4/1/22(b)	1,126,912
777,000	NuStar Logistics L.P., 4.800%, 9/1/20	777,000
500,000	Sabine Pass Liquefaction, LLC, 6.250%, 3/15/22	532,835
1,050,000	Saudi Arabian Oil Co., 2.750%, 4/16/22(b)	1,071,904
795,000	Williams Cos., Inc. (The), 3.600%, 3/15/22	826,172
		5,285,572
	Equity Real Estate Investment Trusts (REITS) — 5.4%
780,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	862,062
790,000	American Tower Corp., 5.000%, 2/15/24	900,951
700,000	Crown Castle International Corp., 3.150%, 7/15/23	747,009
575,000	Federal Realty Investment Trust, 2.550%, 1/15/21	576,978
1,205,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,263,150
1,000,000	Kimco Realty Corp., 2.700%, 3/1/24	1,027,235
1,075,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.125%, 3/20/22(b)	1,100,091

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
$1,000,000	Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	$1,026,839
915,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	898,987
1,000,000	WEA Finance, LLC, 3.150%, 4/5/22(b)	1,014,598
		9,417,900
	Food & Staples Retailing — 1.1%
330,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons, LLC, 3.500%, 2/15/23(b)	334,125
1,607,000	Seven & i Holdings Co., Ltd., 3.350%, 9/17/21(b)	1,652,011
		1,986,136
	Food Products — 0.8%
1,250,000	Conagra Brands, Inc., 4.300%, 5/1/24	1,382,480
	Health Care Providers & Services — 2.4%
732,000	Cigna Corp., 3.750%, 7/15/23	794,576
1,150,000	CVS Health Corp., 3.700%, 3/9/23	1,235,024
1,000,000	DH Europe Finance II Sarl, 2.050%, 11/15/22	1,032,772
1,085,000	Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/23	1,149,907
		4,212,279
	Insurance — 3.5%
142,000	Assurant, Inc., 1.534%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	142,000
750,000	Athene Global Funding, 3.000%, 7/1/22(b)	768,188
800,000	Fidelity National Financial, Inc., 5.500%, 9/1/22	860,536
350,000	Guardian Life Global Funding, 2.900%, 5/6/24(b)	372,971
1,175,000	Jackson National Life Global Funding, 3.300%, 2/1/22(b)	1,221,043
750,000	MassMutual Global Funding II, 2.500%, 4/13/22(b)	778,492
200,000	New York Life Global Funding, 1.100%, 5/5/23(b)	204,189
400,000	New York Life Global Funding, 2.900%, 1/17/24(b)	429,020
1,275,000	Reliance Standard Life Global Funding II, 2.625%, 7/22/22(b)	1,309,645
		6,086,084
	Machinery — 0.3%
536,000	John Deere Capital Corp., MTN, 1.200%, 4/6/23	545,856
	Media — 2.3%
1,104,000	Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.464%, 7/23/22(c)	1,177,519
1,065,000	Interpublic Group of Cos., Inc. (The), 3.750%, 10/1/21	1,104,160
1,225,000	NBCUniversal Media, LLC, 2.875%, 1/15/23	1,307,014
384,000	Walt Disney Co. (The), 1.650%, 9/1/22	392,938
		3,981,631
	Multiline Retail — 1.3%
1,000,000	Costco Wholesale Corp., 2.300%, 5/18/22	1,030,517

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2020 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Multiline Retail — (continued)
$1,250,000	Dollar Tree, Inc., 3.700%, 5/15/23	$1,339,656
		2,370,173
	Oil, Gas & Consumable Fuels — 1.8%
800,000	Aker BP ASA, 4.750%, 6/15/24(b)	805,360
972,000	Diamondback Energy, Inc., 5.375%, 5/31/25	1,000,550
515,000	Marathon Petroleum Corp., 5.375%, 10/1/22	518,152
825,000	Newfield Exploration Co., 5.750%, 1/30/22	826,573
		3,150,635
	Pharmaceuticals — 0.7%
1,100,000	AbbVie, Inc., 3.750%, 11/14/23	1,195,615
	Road & Rail — 0.8%
750,000	Ryder System, Inc., MTN, 3.500%, 6/1/21	766,288
202,000	Ryder System, Inc., MTN, 2.875%, 6/1/22	209,016
425,000	Ryder System, Inc., MTN, 2.500%, 9/1/22	437,575
		1,412,879
	Semiconductors & Semiconductor Equipment — 0.5%
825,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	886,875
	Software — 0.7%
1,200,000	VMware, Inc., 2.950%, 8/21/22	1,241,229
	Tobacco — 0.7%
1,200,000	BAT Capital Corp., 2.764%, 8/15/22	1,242,552
	Total Corporate Bonds
	(Cost $95,879,080)	98,140,811

MUNICIPAL BONDS — 9.9%
	California — 1.2%
2,000,000	State of California, Taxable Revenue, Group B, Current Refunding G.O., 2.500%, 10/1/22	2,084,260
	Florida — 1.2%
2,000,000	Florida Water Pollution Control Financing Corp. Taxable Revenue, Series A, Advance Refunding Revenue Bonds, 2.000%, 1/15/23	2,053,700
	Massachusetts — 0.6%
1,000,000	Massachusetts Water Resources Authority, Taxable Revenue, Green Bond-Series F, Advance Refunding Revenue Bonds, 1.772%, 8/1/23	1,024,510
	New Jersey — 0.2%
325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	333,369
	New York — 1.0%
1,000,000	New York State Urban Development Corp. Taxable Revenue, Series B, Economic Improvements Revenue Bonds, 1.910%, 3/15/23	1,012,650
725,000	State of New York, Taxable Revenue, Series B, Group 1, Current Refunding G.O., 1.900%, 2/15/22	738,035
		1,750,685

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — 0.3%
$500,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue (AGM), 3.558%, 7/1/22	$514,835
	Pennsylvania — 0.8%
985,000	Bucks County, PA, Advance Refunding, Taxable Revenue Bonds, G.O., 0.979%, 6/1/24(g)	985,433
515,000	Pennsylvania State University (The), PA, Refunding Notes, Taxable Revenue Bonds, Series D, 1.353%, 9/1/23	520,557
		1,505,990
	South Carolina — 0.9%
1,500,000	City of Columbia, SC, Waterworks & Sewer System Revenue, Taxable Revenue-Series B, Advance Refunding Revenue Bonds, 1.932%, 2/1/23	1,532,145
	Texas — 2.3%
1,250,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, First Lien-Series C, Advance Refunding Revenue Bonds, 1.746%, 11/15/23	1,297,575
1,250,000	City of Houston, TX, Combined Utility System Revenue, Taxable Revenue, Series B, Advance Refunding G.O., 1.820%, 3/1/23	1,269,937
1,475,000	Texas State University System, Taxable Revenue, Series B, Advance Refunding Revenue Bonds, 2.043%, 3/15/23	1,506,344
		4,073,856
	Virginia — 1.4%
1,000,000	Hampton Roads Sanitation District, Taxable Revenue, Sub-Series A, Advance Refunding Revenue Bonds, 1.762%, 2/1/23	1,019,420
1,500,000	Montgomery County Economic Development Authority, Taxable Revenue, Virginia Tech Foundation Economic Improvements Revenue Bonds, 1.941%, 6/1/22	1,528,605
		2,548,025
	Total Municipal Bonds
	(Cost $17,069,638)	17,421,375

U.S. TREASURY NOTE — 1.5%
2,500,000	1.500%, 1/15/23	2,583,789
	Total U.S. Treasury Note
	(Cost $2,573,267)	2,583,789

Shares
MONEY MARKET FUND — 1.1%
1,925,531	Federated Treasury Obligations Fund, Institutional Shares, 0.10%(h)	1,925,531
	Total Money Market Fund
	(Cost $1,925,531)	1,925,531
Total Investments — 100.2%
(Cost $172,452,953)		175,606,845
Net Other Assets (Liabilities) — (0.2)%		(285,096)
NET ASSETS — 100.0%		$175,321,749

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2020 (Unaudited)

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.

(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2020. The maturity date reflected is the final maturity date.

(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents securities purchased on a when-issued basis. At June 30, 2020, total cost of investments purchased on a when-issued basis was $985,000.

(h)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund

June 30, 2020 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Short Duration Bond Fund (referred to as the “Fund”), among other series of the Trust.

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2020, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)
June 30, 2020 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2020 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Total
Assets:
Investments in Securities
Sterling Capital Short Duration Bond Fund	$1,925,531	(a)	$173,681,314	(b)	$175,606,845

(a)	Represents money market funds and/or certain preferred stocks.

(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Short Duration Bond Fund — (continued)

June 30, 2020 (Unaudited)

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.